September 28, 2009

Securities and Exchange Commission
Office of Filings and Informational Services
100 F Street, NE
Washington, D.C. 20549
ATTN: John Grzeskiewicz

Re: The Dreyfus/Laurel Funds Trust
-Dreyfus Equity Income Fund
-Dreyfus Emerging Markets Debt Local Currency Fund

Registration Statement File Nos. 811-524 and 33-43846

Ladies and Gentlemen:

     The undersigned hereby requests that the effective date for the above-referenced Post-Effective Amendment No. 149 to the Registration Statement be accelerated so that it will become effective on October 1, 2009 at 9:00 a.m., New York time, or as soon thereafter as may be practicable.

Very truly yours,

The Dreyfus/Laurel Funds Trust

/s/ Michael A. Rosenberg
Michael A. Rosenberg,
Secretary

September 28, 2009

Securities and Exchange Commission
Office of Filings and Informational Services
100 F Street, NE
Washington, D.C. 20549
ATTN: John Grzeskiewicz

Re : The Dreyfus/Laurel Funds Trust
-Dreyfus Equity Income Fund
-Dreyfus Emerging Markets Debt Local Currency Fund

Registration Statement File Nos. 811-524 and 33-43846

Ladies and Gentlemen:

     As principal underwriter of the securities of the above-mentioned investment company (the ‘Fund”), we hereby join the Fund in requesting that the effective date for the Fund’s Post-Effective Amendment No. 149 to the Registration Statement be accelerated so that it will become effective on October 1, 2009 at 9:00 a.m., New York time, or as soon thereafter as may be practicable.

Very truly yours,

MBSC SECURITIES CORPORATION

/s/ James Bitetto
James Bitetto,
Assistant Secretary

September 28, 2009

Securities and Exchange Commission
Office of Filings and Informational Services
100 F Street, NE
Washington, D.C. 20549

Attention:	John Grzeskiewicz
Division of Investment Management

Re:	Re: The Dreyfus/Laurel Funds Trust (the “Registrant”)
-Dreyfus Equity Income Fund
-Dreyfus Emerging Markets Debt Local Currency Fund

Registration Statement File Nos. 811-524 and 33-43846

Dear Mr. Grzeskiewicz:

     In connection with its request that the effectiveness of the post-effective amendment to the registration statement (the “Registration Statement”) of the above-referenced Registrant be accelerated, the Registrant hereby states the following:

     (i) The Registrant acknowledges that in connection with the comments made by the staff of the Commission on the Registration Statement, the staff has not passed generally on the accuracy or adequacy of the disclosure made in the Registration Statement;

     (ii) The Registrant acknowledges that the acceleration of the effectiveness of its Registration Statement does not relieve the Registrant of its responsibility for adequate and accurate disclosure in the Registration Statement; and

     (iii) The Registrant represents that it will not assert as a defense in an action by the Commission or any other party the fact that the effectiveness of its Registration Statement was accelerated by the Commission.

Sincerely,

/s/ Michael A. Rosenberg
Michael A. Rosenberg
Chief Legal Officer
The Dreyfus Family of Funds